Group Subsidiaries and Holdings - Significant holdings (Details)	Dec. 31, 2021
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	26.95%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	22.13%
Armaron Bio Ltd
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	24.60%
VaxEquity
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	40.00%
C.C.Global Chemicals Company
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	37.50%
Medetia SAS
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	10.00%
Swedish Orphan Biovitrium AB
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	9.90%
Ondosis
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	19.90%
Circassia Pharmaceuticals PLC
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	17.00%
AbMed Corporation
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	18.00%
Aristea Therapeutics, Inc.
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	11.85%
Baergic Bio Inc
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	19.95%
Apollo Therapeutics LLP
Significant and associate holdings
Proportion of ownership interest in company disclosed as a significant or associated holding	25.00%